Related party transactions (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($) item
Related Party Transaction [Line Items]
Percentage of ownership interest (as a percent)	50.00%
Stock Repurchased During Period, Value	$ 286,856
Anglo Ardmore Ship Management Limited [Member]
Related Party Transaction [Line Items]
Percentage of ownership interest (as a percent)	50.00%
Number of vessels for which technical management services is provided | item	17	16
Total management fees paid	$ 2,800,000	$ 3,000,000
Amounts payable to related party	3,000,000
Amounts Due from(to) related party, Management Fees	0	0
Advances made	1,900,000	$ 2,800,000
Anglo Ardmore Ship Management Limited [Member] | Accounts Payable [Member]
Related Party Transaction [Line Items]
Amounts payable to related party	2,200,000
Anglo Ardmore Ship Management Limited [Member] | Other Liabilities [Member]
Related Party Transaction [Line Items]
Amounts payable to related party	$ 800,000